LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gross investment	$ 21,802,440	$ 21,489,564
Net investment	13,275,797	13,532,370
Not later than one year [member]
Disclosure of financial assets [line items]
Gross investment	4,378,980	7,706,238
Net investment	1,962,546	4,330,434
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Gross investment	8,502,594	7,678,563
Net investment	5,585,560	5,383,073
More than 5 years [member]
Disclosure of financial assets [line items]
Gross investment	8,920,866	6,104,763
Net investment	$ 5,727,691	$ 3,818,863